SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

Management evaluated events subsequent to March 31, 2026 through the filing date of these unaudited condensed consolidated financial statements. On April 3, 2026, Management received a Notice of Default and Reservation of Rights from GBC due to the Company’s failure to comply with the minimum EBITDA financial covenant for the trailing three-month period ended March 31, 2026, which resulted in an event of default under the GBC Credit Facility. The Company is working with GBC to negotiate an amendment to the GBC Credit Facility or otherwise obtain a waiver from GBC. GBC has allowed the Company to continue to have access to its line of credit under the GBC Credit Facility while negotiations continue, however, GBC can choose to limit this access at any time until the Company can successfully negotiate an amendment to the GBC Credit Facility or obtain a waiver from GBC. While the Company has in the past successfully renegotiated the terms of the GBC Credit Facility, and is optimistic about its ability to do so again, there can be no assurances that the Company will be able to negotiate an amendment to the GBC Credit Facility or obtain a waiver from GBC on terms favorable to the Company or at all. See Note 1.

Notwithstanding, management concluded there are no other material subsequent events to disclose.

NOTE 14 – SUBSEQUENT EVENTS

Management evaluated events subsequent to June 30, 2025 through the filing date of these consolidated financial statements and concluded there are no material subsequent events to disclose other than those presented as follows.

Notice of Delisting or Failure to Satisfy a Continued Listing Rule or Standard; Transfer of Listing

On January 31, 2025, the Listing Qualifications Department (the “Staff”) of the Nasdaq Stock Market (“Nasdaq”) notified the Company that the Company did not comply with the minimum $2,500,000 stockholders’ equity requirement for continued listing set forth in Nasdaq Listing Rule 5550(b)(1) (the “Stockholders’ Equity Requirement”). On March 17, 2025, the Company filed its plan with Nasdaq to regain compliance with the Stockholders’ Equity Requirement, which included requesting an extension through July 30, 2025.

On July 31, 2025, the Company received a determination letter from the Staff notifying the Company that based on the Company’s most recent disclosure, the Company’s stockholders’ equity was a deficit of $4,372,000 as of March 31, 2025 and that the Staff had determined that the Company had not regained compliance with the Stockholders’ Equity Requirement. The Staff has informed the company that trading of the Company’s common stock would be suspended at the opening of business on August 11, 2025, unless the Company requested an appeal of the Staff’s determination to a Nasdaq Hearings Panel (the “Panel”).

On August 7, 2025, the Company submitted such hearing request to the Panel, which request will stay suspension of the Company’s securities and the filing of the Form 25-NSE pending the Panel’s decision. On September 4, 2025, the Company made its presentation to the Panel. On September 15, 2025, the Company raised $5.0 million through a private placement of its securities. On September 16, 2025, the Panel determined to grant the Company an exception to demonstrate compliance with the Stockholders’ Equity Requirement and granted the Company’s request for continued listing, subject to the following: (1) the Company shall file a Form 10-K for the period ending June 30, 2025 on or before September 30, 2025, and (2), the Company shall demonstrate compliance with the Stockholder’s Equity Requirement on or before October 31, 2025 through public disclosures describing the transactions undertaken by the Company to achieve compliance and demonstrate long-term compliance. In addition, the Company has taken steps to reduce its cash burn rate through a reduction in force of approximately 15% of its work force. The Company is also exploring additional avenues to raise equity capital in order to be in compliance with Nasdaq’s continued listing requirements. There can be no assurance that the Panel will grant the Company’s request for continued listing, or stay the suspension of the Company’s securities.

First Amendment to the Subordinated Unsecured Promissory Note

On July 16, 2025, we entered into a First Amendment to the Subordinated Unsecured Promissory Note (“Note Amendment”) with Cleveland Capital, L.P. (“Cleveland”). The Note Amendment amended the due date set forth in the Subordinated Unsecured Promissory Note dated November 2, 2023 (“Original Note” and as amended by the First Amendment, the “Cleveland Note”) issued by us to Cleveland in connection with a certain Credit Facility Agreement dated November 2, 2023 (the “Subordinated LOC”). Pursuant to the Note Amendment, the due date under the Original Note was changed from August 15, 2025 to September 30, 2025.

Debt Satisfaction Agreement

On September 15, 2025, concurrently with the Closing of the Private Placement (discussed below), we entered into a Debt Satisfaction Agreement with Cleveland (the “Debt Satisfaction Agreement”) pursuant to which Cleveland represented that the full subscription price for the Securities acquired and issued in the Private Placement to Cleveland were in exchange for the full payment and settlement of any and all obligations of the Company due to Cleveland the Cleveland Note and upon issuance of the Securities in the Private Placement to Cleveland, all obligations under the Cleveland Note and Subordinated LOC were deemed paid in full and the Subordinated LOC was terminated. In connection with such termination, the Cleveland Note was cancelled.

Credit Facility Amendments

On July 16, 2025, we entered into Amendment No. 5 to the Loan Agreement (the “Fifth Amendment”), which amended the definition of the maturity date to August 31, 2025 unless otherwise extended pursuant to the terms of the Loan Agreement, provided however, upon the occurrence of either (i) an extension of the due date of Cleveland Note to a date no earlier than September 29, 2027, or (ii) the conversion of all of the outstanding obligations under the Cleveland Note into equity of the Registrant, the maturity date will automatically extend to July 31, 2027. In consideration for the Fifth Amendment, we paid GBC a non-refundable amendment fee of $112,500.

On September 4, 2025, we entered into Amendment No. 6 to the Loan Agreement (the “Sixth Amendment”), with the effective date of August 31, 2025, which amended certain terms of the Loan Agreement, including (i) modifications to the EBITDA minimum financial covenant of the Company, and (ii) an extension of the maturity date from August 31, 2025 to September 15, 2025, subject to acceleration or further extension pursuant to the terms of the Loan Agreement.  Upon the closing of the Private Placement on September 15, 2025, all the outstanding obligations under the Cleveland Note were applied in full towards satisfaction of the subscription by Cleveland in the Private Placement. Upon the conversion of all of the outstanding obligations under the Cleveland Note into equity of the Company, the Maturity Date of the Revolving Note was automatically extended to July 31, 2027.

Special Meeting of Stockholders

On August 29 2025, at a Special Meeting of Stockholders, our stockholders approved the following proposals: (1) the amendment and restatement of the Company’s Amended and Restated Articles of Incorporation as amended and currently in effect (the “Articles”) to, among other things, (i) increase the aggregate number of authorized shares of preferred stock from 500,000 to 3,000,000, $0.001 par value per share (“Preferred Stock”), (ii) grant the Board authority to fix the rights and preferences of the preferred stock by resolution from time to time, and (iii) designate 1,000,000 shares of Preferred Stock as “Series A Convertible Preferred Stock”, $0.001 par value per share (the “Series A Preferred Stock”), with rights, preferences, privileges and restrictions all as set forth in the Second Amended and Restated Certificate of Incorporation (the “Restated Articles”) in substantially the form attached to the Proxy Statement, and (2) the reservation and issuance of such number of shares of common stock issuable in connection with the conversion of the shares of Series A Preferred Stock which are issuable upon exercise of certain prefunded warrants, and exercise of certain common stock warrants issued and issuable in the Private Placement, which total issuance could exceed 20% of the amount outstanding of common stock prior to the Private Placement for purposes of complying with Nasdaq Listing Rule 5635(d).

Second Amended and Restated Articles of Incorporation and Establishment of Series A Preferred Stock

On September 10, 2025, the Company filed a Second Amended and Restated Articles of Incorporation (the “Restated Articles”) with the Secretary of State of the State of Nevada (“Nevada Secretary of State”) to among other things, (i) increase the aggregate number of authorized shares of preferred stock from 500,000 to 3,000,000, $0.001 par value per share (“Preferred Stock”), (ii) grant the Board authority to fix the rights and preferences of the preferred stock by resolution from time to time, and (iii) designate 1,000,000 shares of Preferred Stock as “Series A Convertible Preferred Stock”, $0.001 par value per share (the “Series A Preferred Stock”), with rights, preferences, privileges and restrictions set forth therein. The Restated Articles became effective upon filing with the Nevada Secretary of State on September 10, 2025. The Restated Articles did not have any effect on the par value per share of the Company’s common stock.

Series A Preferred Stock

The Series A Preferred Stock have the following material rights, features, privileges and limitations:

Rank. With respect to payment of dividends and distribution of assets upon liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, all shares of Series A Preferred Stock rank senior to all the common stock and any other class of securities that is specifically designated as junior to the Series A Preferred Stock (“Junior Securities”).

Voting Rights. The holders of shares of Series A Preferred Stock have a right to vote as a single class with the holders of common stock on an as-if-converted-to-Common-Stock-basis based on the greater of the (i) Conversion Price, or the (ii) Minimum Price as defined in Rule 5635(d) of the Nasdaq Listing Rules, except that holders of Series A Preferred Stock shall have the right to vote as a separate class with respect to certain specified matters.

Dividends. The holders of each share of the Series A Preferred Stock then outstanding are entitled to receive cumulative cash dividends at an annual dividend rate of 8.0%, payable quarterly on the last day of March, June, September, and December of each year, which may be payable in kind or in cash at the option of the Company

Liquidation, Dissolution, or Winding Up. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary (a “Liquidation”), bankruptcy event, or change of control, the holders of shares of Series A Preferred Stock will be entitled to receive out of the assets, whether capital or surplus, of the Company an amount equal to the liquidation value of $19.369 (adjusted for any stock splits, stock dividends, recapitalizations, or similar transaction with respect to the Series A Preferred Stock) (“Liquidation Value”) for each share of Series A Preferred Stock before any distribution or payment will be made to the holders of any Junior Securities, and if the assets of the Company will be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of shares of Series A Preferred Stock will be ratably distributed among such holders in accordance with the respective amounts that would be payable on such shares if all amounts payable thereon were paid in full.

Conversion Rights. The holders of shares of Series A Preferred Stock have the right to convert all or any portion of the outstanding shares of Series A Preferred Stock held by such holder multiplied by the Liquidation Value into shares of the Company’s common stock at the initial conversion price equal to 120% of the 20-day volume weighted average price (“VWAP”) per share of common stock immediately preceding the initial closing in which the warrants to purchase Series A Preferred Stock were first issued to such holders (the “Initial Conversion Price”), with automatic conversion at the Initial Conversion Price upon (i) the conversion of the shares of Series A Preferred Stock by a then majority of holders of Series A Preferred Stock (the “Majority Holders”), (ii) the affirmative vote or written consent by the Majority Holder to convert all outstanding shares of Series A Preferred Stock, and (iii) on the fifth (5th) anniversary of the initial closing date in which the warrants to purchase Series A Preferred Stock are first issued to such holders of Series A Preferred Stock.

Adjustments to Conversion Price and Conversion Shares. The Conversion Price is subject to standard weighted average anti-dilution protection, and anti-dilution protection against issuance of securities by the Company in certain incidences, such as (i) in the event of a stock dividend on, or a subdivision, combination or reclassification of, common stock, and (ii) in the event of any capital reorganization, reclassification of the capital stock, consolidation or merger of the Company.

Private Placement

On July 18, 2025, we entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors (the “Initial Purchaser(s)”) pursuant to which the Company agreed to sell an initial aggregate amount of approximately $2.9 million in Prefunded Warrants (the “Prefunded Warrants”) at a purchase price equal to $19.369 per warrant (the “Purchase Price”). Each Prefunded Warrant entitles the holder to purchase shares of the Company’s Series A Convertible Preferred Stock, par value $0.001 per share (the “Series A Preferred Stock”) for $0.001 per share. Purchasers of Prefunded Warrants will also be issued an additional five (5) year warrant to purchase a number of shares of common stock, par value $0.001 per share equal to fifty percent (50%) of the number of shares of common stock issuable upon conversion of the Series A Preferred Stock (the “Common Warrants,” and together with the Prefunded Warrants, the “Warrants”). The Warrants, the shares of Series A Preferred Stock issuable upon exercise of the Prefunded Warrants, and the shares of common stock issuable upon exercise of the Common Warrants are referred herein as the “Securities”. The Securities were offered to a small select group of accredited investors, as defined in Rule 501 of Regulation D, all of whom have a substantial pre-existing relationship with the Company.

On September 15, 2025, the Company entered into an amended and restated securities purchase agreement (the “Amended and Restated Purchase Agreement”) with certain of the Initial Purchasers and certain additional investors (collectively, the “Purchasers”) pursuant to which, among other things, confirmed the filing of the Second Amended and Restated Articles of Incorporation of the Company upon receipt of the requisite stockholder approval, and the Purchasers agreed to subscribe for and purchase, and the Company agreed to issue and sell to the Purchasers, an aggregate of 258,144 Prefunded Warrants and 1,214,766 Common Warrants for approximately $5.0 million (the “Private Placement”). The Purchase Price was paid in cash or, in lieu of cash, cancellation of certain existing debt of the Company.

The closing of the Private Placement contemplated by the Purchase Agreement occurred simultaneously on September 15, 2025 upon the satisfaction of certain customary conditions (the “Closing”). The Company intends to use the net proceeds from the Private Placement for general corporate purposes and growth capital.

Prefunded Warrant and Common Warrant

Each Prefunded Warrant will have an exercise price per share of Series A Preferred Stock equal to $0.001 per share. The Prefunded Warrants are immediately exercisable upon the Closing of the Private Placement and expire when exercised in full. The exercise price and the number of shares of Series A Preferred Stock issuable upon exercise of each Prefunded Warrant is subject to appropriate adjustments in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Series A Preferred Stock.

Each Common Warrant will have an initial exercise price of $1.715, which is equal to the 20-day VWAP per share of common stock immediately preceding the Closing of the Private Placement (subject to adjustment therein), are exercisable immediately following issuance and have a term of five (5) years from the initial issuance date. The Common Warrant will have a “cashless exercise” provision which provides that the Common Warrant can be exercised without further payment to the Company. The exercise price and the number of shares of common stock issuable upon exercise of each Common Warrant is subject to appropriate adjustments in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the common stock.

In addition, the Warrants may not be exercised in full and may not be exercised to the extent that immediately following such exercise, the holder would beneficially own greater than 4.99% or, at the election of the holder, greater than 9.99% of the Company’s outstanding common stock.

Registration Rights Agreement

In connection with the Purchase Agreement, the Company agreed to enter into a registration rights agreement with the Purchasers (the “Registration Rights Agreement”), pursuant to which the Company will prepare and file a registration statement with the SEC covering the resale of a number of shares of common stock underlying the Series A Preferred Stock and the Common Warrants issued pursuant to the Purchase Agreement, and to use its commercially reasonable efforts to cause such registration statement to be declared effective by the SEC within 75 days following the date of the registration statement.

Escrow Agreement

In connection with the Closing, the Company entered into an Escrow Agreement, with David L. Hill, II on behalf of Hill Innovative Law, LLC, as escrow agent (the “Escrow Agent”), pursuant to which the Escrow Agent will disburse the total aggregate purchase price pursuant to the terms of the Escrow Agreement.